Cover page	Nov. 05, 2026
Entity Listings [Line Items]
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	GLOBE LIFE INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-08052
Entity Tax Identification Number	63-0780404
Entity Address, Address Line One	7677 Henneman Way
Entity Address, City or Town	McKinney
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75070
City Area Code	972
Local Phone Number	569-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000320335
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Common Stock, $1.00 par value per share | New York Stock Exchange
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, $1.00 par value per share
Trading Symbol	GL
Security Exchange Name	NYSE
Common Stock, $1.00 par value per share | NYSE Texas, Inc.
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, $1.00 par value per share
Trading Symbol	GL
Security Exchange Name	NYSETX
4.250% Junior Subordinated Debentures
Entity Listings [Line Items]
Title of 12(b) Security	4.250% Junior Subordinated Debentures
Trading Symbol	GL PRD
Security Exchange Name	NYSE